May 4, 2000




VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

         Re:      Separate Account VA-6NY of
                  Transamerica Life Insurance Company of New York
                  Post-Effective Amendment No. 7
                  File Nos.  333-47219 and 811-08677

Dear Commissioners:

On behalf of Separate Account VA-6NY of Transamerica Life Insurance Company of New York (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain contracts offered by the Fund otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-4 registration statement for the Fund (the "Registration Statement"), which was filed electronically with the Securities and Exchange Commission on April 26, 2000, via EDGARLINK.

Sincerely,



Regina M. Fink
Counsel to Transamerica Life
Insurance Company of New York